Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	1,329,510
Average number of options outstanding	1,149,761	633,314
Warrants to purchase	246,102
Warrant to purchase of common stock		1,143,537